Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Interest and loan related income, net	$ 349,029	$ 290,225	$ 228,198
Other income	1,539	789	924
Interest and other income	350,568	291,014	229,122
Provision for credit losses on finance receivables	(929)	(81,619)	(99,389)
Provision for repurchase liability	0	(9,168)	(14,865)
Change in fair value of finance receivables	(85,960)	0	0
Net revenue	263,679	200,227	114,868
Expenses:
Salaries and employee benefits	65,049	44,196	23,680
Direct marketing costs	52,462	18,643	11,345
Interest expense and amortized debt issuance costs	24,119	20,667	21,876
Interest expense - related party	137	561	560
Professional fees	18,838	6,569	2,862
Depreciation and amortization	10,282	6,732	4,281
Technology costs	10,064	7,623	4,579
Payment processing fees	7,480	4,123	2,674
Occupancy	3,781	3,091	2,139
Management fees - related party	350	700	0
General, administrative and other	13,860	9,806	7,877
Total expenses	206,422	122,711	81,873
Income from operations	57,257	77,516	32,995
Other income:
Gain on forgiveness of Paycheck Protection Program loan	6,444	0	0
Change in fair value of warrant liability	26,405	0	0
Income before income taxes	90,106	77,516	32,995
Provision for income taxes	311	0	0
Net income	89,795	$ 77,516	$ 32,995
Less: net income attributable to noncontrolling interest	64,241
Net income attributable to OppFi Inc.	$ 25,554
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ 1.93	$ 0	$ 0
Diluted (in dollars per share)	$ 1.93	$ 0	$ 0
Weighted average common shares outstanding:
Basic (in dollars per share)	13,218,119	0	0
Diluted (in dollars per share)	13,227,049	0	0
Pro forma:
Pro forma income tax expense (unaudited)	$ 311	$ 0	$ 0
Pro forma net income (unaudited)	$ 89,795	77,516	32,995
Pro Forma
Other income:
Provision for income taxes		2,304	981
Net income		75,212	32,014
Pro forma:
Pro forma income tax expense (unaudited)		2,304	981
Pro forma net income (unaudited)		$ 75,212	$ 32,014